Investment Risks - WP Large Cap Income Plus Fund	Mar. 27, 2026
Market risk
Prospectus [Line Items]
Risk [Text Block]
•	Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Dividend strategy risk
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•         Dividend strategy risk – There can be no assurances that the Advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Advisor’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected.

Management style risk
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•	Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Large company risk
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•	Large company risk – The Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Interest Rate Risk [Member]
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•	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk
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•	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity risk
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•	Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of those companies whose securities the Fund holds.

Shares of other investment companies and ETFs risk
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•	Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Fund may place otherwise uninvested cash in money market mutual funds.

Sector Risk [Member]
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•	Sector Risk—The Fund may, at times, have significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Income Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of the Fund’s latest fiscal year end, it had 38.65% of the value of its net assets invested in stocks within the Information Technology sector, and 37.57% of the value of its net assets invested in stocks within the Financials sector.

Information Technology Companies Risk. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

Options risk
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•	Options risk – Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on option selling risk
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•	Limits on option selling risk – The number of call options the Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Fund holds and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options strategy risk
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•	Options strategy risk – The Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Fund but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund but may limit the Fund's participation in equity market gains.

Derivatives risk
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•	Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Transaction cost risk
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•	Transaction cost risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s options strategy, the Fund may incur higher brokerage and transactional related charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

General fund investing risk
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•	General fund investing risk – The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.